Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 5—PREMISES AND EQUIPMENT

Premises and equipment at December 31 were as follows:

Range of
Useful Lives	2011	2010
(in years)	(In Thousands)
Land	$1,250	$741
Buildings and improvements 7—39	8,992	7,631
Furniture, equipment and software 3—20	4,957	4,736

	15,199	13,108
Accumulated depreciation	(7,738)	(7,306)

Premises and equipment, net	$7,461	$5,802